Basis of preparation - Additional Information (Details) € in Millions	12 Months Ended
	Mar. 31, 2023 EUR (€)	Apr. 01, 2023 EUR (€)	Mar. 31, 2023 ₺ / €	Mar. 31, 2023 Br / €	Mar. 31, 2022 EUR (€)	Mar. 31, 2021 EUR (€)	Mar. 31, 2020 EUR (€)	Mar. 31, 2019 EUR (€)
Basis of Preparation
Cash and cash equivalents	€ 11,628				€ 7,371	€ 5,790		€ 13,288
Equity	€ 64,483				57,073	€ 57,768	€ 62,625
Exchange rate			20.85	58.59
Adoption of IAS 29
Basis of Preparation
Equity					565
Adoption of IAS 29 | Reclassification for adoption of new IFRS | Minimum | Forecast
Basis of Preparation
Insurance and reinsurance liabilities		€ 400
Adoption of IAS 29 | Reclassification for adoption of new IFRS | Maximum | Forecast
Basis of Preparation
Insurance and reinsurance liabilities		€ 650
Opening balance after adjustment, cumulative effect at date of initial application [member]
Basis of Preparation
Equity					€ 57,638
Turkey
Basis of Preparation
Price index movements	50.5
Non-controlling interests	€ 37
Ethiopia
Basis of Preparation
Price index movements	31.3